Shareholders' equity - Earnings per share - Net income from continuing operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity [abstract]
Net income of continuing operations	€ 1,954	€ 1,843	€ 2,813
Effect of subordinated notes	(293)	(267)	(287)
Net income attributable to the owners of the parent company - basic (adjusted)	€ 1,661	€ 1,576	€ 2,526